ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consist of:

	December 31,
	2024	2023
	(in thousands)
Consideration payable to selling stockholder	$9,480	$8,840
Accrued government taxes	9,127	5,068
Accrued interest	2,304	2,047
Accrued salaries and benefits	592	657
Accruals to social agencies	637	669
Other accrued expenses	454	322
Total	$22,594	$17,603